SCHEDULE OF PROVED RESERVES (Details)	12 Months Ended
	Sep. 30, 2024 bbl	Sep. 30, 2024 Boe bbl	Sep. 30, 2024 bbl Mcf	Sep. 30, 2023 bbl	Sep. 30, 2023 Boe bbl	Sep. 30, 2023 bbl Mcf	Sep. 30, 2024 Boe	Sep. 30, 2024 Mcf	Sep. 30, 2023 Boe	Sep. 30, 2023 Mcf	Sep. 30, 2022 bbl	Sep. 30, 2022 Boe	Sep. 30, 2022 Mcf
Supplemental Information On Oil And Gas Operations
Beginning balance	2,636,800		2,042,400	6,237,070		3,001,170
Beginning balance, BOE (Barrels)		2,977,200			6,737,265
Revisions	(939,436)		(904,200)	(3,588,541)		(951,270)
Revisions, BOE (Barrels)		(1,090,136)			(3,747,086)
Purchase of proved reserves
Purchase of proved reserves, BOE (Barrels)
Sale reserves
Sale reserves, BOE (Barrels)
Production	(1,964)			(11,729)		(7,500)
Production, BOE (Barrels)		(1,964)			(12,979)
Ending balance	1,695,400		1,138,200	2,636,800		2,042,400
Ending balance, BOE (Barrels)		1,885,100			2,977,200
Proved developed reserves	508,700	508,700	508,700	1,027,100	1,027,100	1,027,100		279,600		765,300	1,153,870		864,770
Proved developed reserves, BOE (Barrels)							555,300		1,154,650			1,297,998
Proved undeveloped reserves	1,186,700	1,186,700	1,186,700	1,609,700	1,609,700	1,609,700		858,600		1,277,100	5,083,200		2,136,400
Proved undeveloped reserves, BOE (Barrels)							1,329,800		1,822,550			5,439,267